September 4, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century ETF Trust (the “Registrant”)
1933 Act File No. 333-221045, Post-Effective Amendment No. 55 and
1940 Act File No. 811-23305, Amendment No. 57 (collectively, the “Amendment”)
Ladies and Gentlemen:

        Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N‑1A.

        The principal purposes of this Amendment are to: (i) add three new series, American Century Low Volatility ETF, American Century Quality Convertible Securities ETF and American Century Quality Preferred ETF; and (ii) make certain non-material changes deemed appropriate by the Registrant.

        If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3275.

Sincerely,

/s/ Ashley L. Bergus
Ashley L. Bergus
Assistant Secretary